Pension schemes - Schedule of defined benefit pension scheme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans
Service cost	£ 2	£ 4	£ 5
Past service cost/(settlement credit)	1
Defined benefit pension expense	3	4	5
Net interest on net defined benefit pension balance	(3)	1	1
Net defined benefit pension expense/(credit)		5	6
United Kingdom
Disclosure of defined benefit plans
Service cost		1	2
Past service cost/(settlement credit)	5
Defined benefit pension expense	5	1	2
Net interest on net defined benefit pension balance	(3)		1
Net defined benefit pension expense/(credit)	2	1	3
United States
Disclosure of defined benefit plans
Service cost	2	3	3
Past service cost/(settlement credit)	(4)
Defined benefit pension expense	(2)	3	3
Net interest on net defined benefit pension balance		1
Net defined benefit pension expense/(credit)	£ (2)	£ 4	£ 3